Investment Portfolioas of March 31, 2024 (Unaudited)
Deutsche DWS Equity 500 Index Portfolio
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	273,190	4,808,144
Verizon Communications, Inc.	160,564	6,737,265
		11,545,409
Entertainment 1.3%
Electronic Arts, Inc.	9,356	1,241,261
Live Nation Entertainment, Inc.*	5,319	562,591
Netflix, Inc.*	16,524	10,035,521
Take-Two Interactive Software, Inc.*	5,998	890,643
Walt Disney Co.	70,062	8,572,786
Warner Bros Discovery, Inc.*	85,050	742,486
		22,045,288
Interactive Media & Services 6.0%
Alphabet, Inc. "A"*	225,062	33,968,608
Alphabet, Inc. "C"*	188,388	28,683,957
Match Group, Inc.*	10,825	392,731
Meta Platforms, Inc. "A"	84,009	40,793,090
		103,838,386
Media 0.6%
Charter Communications, Inc. "A"*	3,754	1,091,025
Comcast Corp. "A"	151,366	6,561,716
Fox Corp. "A"	9,200	287,684
Fox Corp. "B"	4,620	132,224
Interpublic Group of Companies, Inc.	14,733	480,738
News Corp. "A"	14,118	369,609
News Corp. "B"	4,685	126,776
Omnicom Group, Inc.	7,540	729,571
Paramount Global "B"	18,236	214,638
		9,993,981
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	19,949	3,256,076
Consumer Discretionary 10.2%
Automobile Components 0.1%
Aptiv PLC*	10,529	838,635
BorgWarner, Inc.	8,648	300,431
		1,139,066
Automobiles 1.3%
Ford Motor Co.	148,489	1,971,934
General Motors Co.	44,307	2,009,322
Tesla, Inc.*	105,826	18,603,153
		22,584,409
Broadline Retail 3.8%
Amazon.com, Inc.*	349,024	62,956,949

eBay, Inc.	19,743	1,042,036
Etsy, Inc.*	4,804	330,131
		64,329,116
Distributors 0.1%
Genuine Parts Co.	5,346	828,256
LKQ Corp.	10,488	560,164
Pool Corp.	1,509	608,881
		1,997,301
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. "A"*	16,595	2,737,511
Booking Holdings, Inc.	1,332	4,832,336
Caesars Entertainment, Inc.*	8,393	367,110
Carnival Corp.*	37,853	618,518
Chipotle Mexican Grill, Inc.*	1,047	3,043,388
Darden Restaurants, Inc.	4,580	765,547
Domino's Pizza, Inc.	1,361	676,254
Expedia Group, Inc.*	5,005	689,439
Hilton Worldwide Holdings, Inc.	9,702	2,069,534
Las Vegas Sands Corp.	13,997	723,645
Marriott International, Inc. "A"	9,367	2,363,388
McDonald's Corp.	27,700	7,810,015
MGM Resorts International*	10,609	500,851
Norwegian Cruise Line Holdings Ltd.*	15,563	325,733
Royal Caribbean Cruises Ltd.*	9,028	1,254,982
Starbucks Corp.	43,257	3,953,257
Wynn Resorts Ltd.	3,712	379,478
Yum! Brands, Inc.	10,733	1,488,130
		34,599,116
Household Durables 0.4%
D.R. Horton, Inc.	11,377	1,872,085
Garmin Ltd.	5,835	868,657
Lennar Corp. "A"	9,404	1,617,300
Mohawk Industries, Inc.*	2,044	267,539
NVR, Inc.*	121	980,095
PulteGroup, Inc.	8,166	984,983
		6,590,659
Leisure Products 0.0%
Hasbro, Inc.	4,747	268,301
Specialty Retail 2.0%
AutoZone, Inc.*	660	2,080,089
Bath & Body Works, Inc.	8,726	436,475
Best Buy Co., Inc.	7,309	599,557
CarMax, Inc.*	6,179	538,253
Home Depot, Inc.	37,993	14,574,115
Lowe's Companies, Inc.	21,952	5,591,833
O'Reilly Automotive, Inc.*	2,255	2,545,624
Ross Stores, Inc.	12,842	1,884,692
TJX Companies, Inc.	43,502	4,411,973
Tractor Supply Co.	4,105	1,074,361
Ulta Beauty, Inc.*	1,854	969,419
		34,706,391
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.*	982	924,317
Lululemon Athletica, Inc.*	4,384	1,712,610
NIKE, Inc. "B"	46,501	4,370,164

Ralph Lauren Corp.	1,572	295,159
Tapestry, Inc.	8,926	423,806
VF Corp.	11,712	179,662
		7,905,718
Consumer Staples 5.9%
Beverages 1.4%
Brown-Forman Corp. "B"	6,618	341,621
Coca-Cola Co.	148,730	9,099,301
Constellation Brands, Inc. "A"	6,080	1,652,301
Keurig Dr Pepper, Inc.	39,308	1,205,576
Molson Coors Beverage Co. "B"	6,923	465,572
Monster Beverage Corp.*	28,393	1,683,137
PepsiCo, Inc.	52,545	9,195,901
		23,643,409
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	16,939	12,410,019
Dollar General Corp.	8,379	1,307,627
Dollar Tree, Inc.*	7,901	1,052,018
Kroger Co.	25,469	1,455,044
Sysco Corp.	19,049	1,546,398
Target Corp.	17,623	3,122,972
Walgreens Boots Alliance, Inc.	26,981	585,218
Walmart, Inc.	163,304	9,826,002
		31,305,298
Food Products 0.8%
Archer-Daniels-Midland Co.	20,389	1,280,633
Bunge Global SA	5,702	584,569
Campbell Soup Co.	7,712	342,798
Conagra Brands, Inc.	18,307	542,619
General Mills, Inc.	21,738	1,521,008
Hormel Foods Corp.	11,296	394,117
Kellanova	9,916	568,088
Kraft Heinz Co.	30,441	1,123,273
Lamb Weston Holdings, Inc.	5,401	575,369
McCormick & Co., Inc.	9,496	729,388
Mondelez International, Inc. "A"	51,490	3,604,300
The Hershey Co.	5,698	1,108,261
The J.M. Smucker Co.	3,989	502,095
Tyson Foods, Inc. "A"	10,785	633,403
		13,509,921
Household Products 1.2%
Church & Dwight Co., Inc.	9,363	976,655
Clorox Co.	4,684	717,167
Colgate-Palmolive Co.	31,513	2,837,746
Kimberly-Clark Corp.	12,981	1,679,092
Procter & Gamble Co.	89,860	14,579,785
		20,790,445
Personal Care Products 0.2%
Estee Lauder Companies, Inc. "A"	8,853	1,364,690
Kenvue, Inc.	65,896	1,414,128
		2,778,818

Tobacco 0.5%
Altria Group, Inc.	67,346	2,937,633
Philip Morris International, Inc.	59,304	5,433,432
		8,371,065
Energy 3.9%
Energy Equipment & Services 0.3%
Baker Hughes Co.	38,485	1,289,248
Halliburton Co.	33,906	1,336,575
Schlumberger NV	54,324	2,977,498
		5,603,321
Oil, Gas & Consumable Fuels 3.6%
APA Corp.	13,791	474,135
Chevron Corp.	66,228	10,446,805
ConocoPhillips	44,934	5,719,199
Coterra Energy, Inc.	28,349	790,370
Devon Energy Corp.	24,338	1,221,281
Diamondback Energy, Inc.	6,805	1,348,547
EOG Resources, Inc.	22,205	2,838,687
EQT Corp.	16,162	599,125
Exxon Mobil Corp.	151,595	17,621,403
Hess Corp.	10,426	1,591,425
Kinder Morgan, Inc.	73,807	1,353,620
Marathon Oil Corp.	22,900	648,986
Marathon Petroleum Corp.	14,068	2,834,702
Occidental Petroleum Corp.	25,383	1,649,641
ONEOK, Inc.	22,343	1,791,238
Phillips 66	16,432	2,684,003
Pioneer Natural Resources Co.	8,879	2,330,737
Targa Resources Corp.	8,417	942,620
Valero Energy Corp.	12,923	2,205,827
Williams Companies, Inc.	46,780	1,823,017
		60,915,368
Financials 12.9%
Banks 3.3%
Bank of America Corp.	262,793	9,965,111
Citigroup, Inc.	72,748	4,600,584
Citizens Financial Group, Inc.	18,051	655,071
Comerica, Inc.	5,041	277,205
Fifth Third Bancorp.	26,252	976,837
Huntington Bancshares, Inc.	55,892	779,693
JPMorgan Chase & Co.	110,367	22,106,510
KeyCorp.	36,488	576,875
M&T Bank Corp.	6,251	909,145
PNC Financial Services Group, Inc.	15,185	2,453,896
Regions Financial Corp.	35,218	740,987
Truist Financial Corp.	50,595	1,972,193
U.S. Bancorp.	59,399	2,655,135
Wells Fargo & Co.	137,373	7,962,139
		56,631,381
Capital Markets 2.8%
Ameriprise Financial, Inc.	3,817	1,673,526
Bank of New York Mellon Corp.	28,994	1,670,634
BlackRock, Inc.	5,338	4,450,291
Blackstone, Inc.	27,524	3,615,828

Cboe Global Markets, Inc.	4,005	735,839
Charles Schwab Corp.	56,830	4,111,082
CME Group, Inc.	13,742	2,958,515
FactSet Research Systems, Inc.	1,437	652,958
Franklin Resources, Inc.	11,385	320,032
Intercontinental Exchange, Inc.	21,857	3,003,808
Invesco Ltd.	16,455	272,988
MarketAxess Holdings, Inc.	1,396	306,073
Moody's Corp.	6,015	2,364,075
Morgan Stanley	47,854	4,505,933
MSCI, Inc.	3,042	1,704,889
Nasdaq, Inc.	14,509	915,518
Northern Trust Corp.	7,821	695,443
Raymond James Financial, Inc.	7,083	909,599
S&P Global, Inc.	12,276	5,222,824
State Street Corp.	11,577	895,134
T. Rowe Price Group, Inc.	8,687	1,059,119
The Goldman Sachs Group, Inc.	12,457	5,203,164
		47,247,272
Consumer Finance 0.5%
American Express Co.	21,838	4,972,294
Capital One Financial Corp.	14,479	2,155,779
Discover Financial Services	9,667	1,267,247
Synchrony Financial	15,466	666,894
		9,062,214
Financial Services 4.2%
Berkshire Hathaway, Inc. "B"*	69,481	29,218,150
Corpay, Inc.*	2,724	840,463
Fidelity National Information Services, Inc.	22,642	1,679,584
Fiserv, Inc.*	22,938	3,665,951
Global Payments, Inc.	9,954	1,330,452
Jack Henry & Associates, Inc.	2,853	495,652
Mastercard, Inc. "A"	31,516	15,177,160
PayPal Holdings, Inc.*	40,969	2,744,513
Visa, Inc. "A"	60,406	16,858,106
		72,010,031
Insurance 2.1%
Aflac, Inc.	20,136	1,728,877
Allstate Corp.	10,070	1,742,211
American International Group, Inc.	26,959	2,107,385
Aon PLC "A"	7,651	2,553,292
Arch Capital Group Ltd.*	14,196	1,312,278
Arthur J. Gallagher & Co.	8,231	2,058,079
Assurant, Inc.	1,902	358,032
Brown & Brown, Inc.	9,016	789,261
Chubb Ltd.	15,512	4,019,625
Cincinnati Financial Corp.	5,939	737,446
Everest Group Ltd.	1,627	646,732
Globe Life, Inc.	3,184	370,522
Hartford Financial Services Group, Inc.	11,476	1,182,602
Loews Corp.	6,780	530,806
Marsh & McLennan Companies, Inc.	18,807	3,873,866
MetLife, Inc.	23,459	1,738,546
Principal Financial Group, Inc.	8,187	706,620
Progressive Corp.	22,358	4,624,082
Prudential Financial, Inc.	13,855	1,626,577
Travelers Companies, Inc.	8,673	1,996,004

W.R. Berkley Corp.	7,810	690,716
Willis Towers Watson PLC	3,919	1,077,725
		36,471,284
Health Care 12.2%
Biotechnology 1.9%
AbbVie, Inc.	67,409	12,275,179
Amgen, Inc.	20,419	5,805,530
Biogen, Inc.*	5,581	1,203,431
Gilead Sciences, Inc.	47,581	3,485,308
Incyte Corp.*	7,241	412,520
Moderna, Inc.*	12,594	1,342,017
Regeneron Pharmaceuticals, Inc.*	4,028	3,876,910
Vertex Pharmaceuticals, Inc.*	9,830	4,109,038
		32,509,933
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	66,336	7,539,750
Align Technology, Inc.*	2,705	887,024
Baxter International, Inc.	19,089	815,864
Becton Dickinson & Co.	11,051	2,734,570
Boston Scientific Corp.*	56,108	3,842,837
Cooper Companies, Inc.	7,500	760,950
DENTSPLY SIRONA, Inc.	8,176	271,361
Dexcom, Inc.*	14,693	2,037,919
Edwards Lifesciences Corp.*	22,992	2,197,116
GE HealthCare Technologies, Inc.	16,170	1,470,015
Hologic, Inc.*	8,894	693,376
IDEXX Laboratories, Inc.*	3,143	1,697,000
Insulet Corp.*	2,732	468,265
Intuitive Surgical, Inc.*	13,465	5,373,747
Medtronic PLC	50,854	4,431,926
ResMed, Inc.	5,675	1,123,820
STERIS PLC	3,776	848,920
Stryker Corp.	12,928	4,626,543
Teleflex, Inc.	1,819	411,403
Zimmer Biomet Holdings, Inc.	7,938	1,047,657
		43,280,063
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	9,292	1,039,775
Cencora, Inc.	6,287	1,527,678
Centene Corp.*	20,487	1,607,820
Cigna Group	11,169	4,056,469
CVS Health Corp.	48,097	3,836,217
DaVita, Inc.*	1,985	274,029
Elevance Health, Inc.	8,971	4,651,822
HCA Healthcare, Inc.	7,547	2,517,151
Henry Schein, Inc.*	4,782	361,137
Humana, Inc.	4,667	1,618,142
Laboratory Corp. of America Holdings	3,317	724,632
McKesson Corp.	5,021	2,695,524
Molina Healthcare, Inc.*	2,214	909,578
Quest Diagnostics, Inc.	4,160	553,737
UnitedHealth Group, Inc.	35,319	17,472,309
Universal Health Services, Inc. "B"	2,282	416,374
		44,262,394

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	11,206	1,630,585
Bio-Rad Laboratories, Inc. "A"*	821	283,959
Bio-Techne Corp.	6,146	432,617
Charles River Laboratories International, Inc.*	1,933	523,746
Danaher Corp.	25,131	6,275,713
Illumina, Inc.*	6,075	834,219
IQVIA Holdings, Inc.*	7,020	1,775,288
Mettler-Toledo International, Inc.*	823	1,095,652
Revvity, Inc.	4,692	492,660
Thermo Fisher Scientific, Inc.	14,762	8,579,822
Waters Corp.*	2,243	772,108
West Pharmaceutical Services, Inc.	2,826	1,118,277
		23,814,646
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	77,655	4,211,231
Catalent, Inc.*	7,150	403,617
Eli Lilly & Co.	30,449	23,688,104
Johnson & Johnson	91,882	14,534,814
Merck & Co., Inc.	96,756	12,766,954
Pfizer, Inc.	215,602	5,982,955
Viatris, Inc.	45,013	537,455
Zoetis, Inc.	17,542	2,968,282
		65,093,412
Industrials 8.7%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.*	2,653	830,071
Boeing Co.*	21,847	4,216,252
General Dynamics Corp.	8,690	2,454,838
Howmet Aerospace, Inc.	14,931	1,021,728
Huntington Ingalls Industries, Inc.	1,555	453,236
L3Harris Technologies, Inc.	7,268	1,548,811
Lockheed Martin Corp.	8,219	3,738,577
Northrop Grumman Corp.	5,389	2,579,499
RTX Corp.	50,699	4,944,673
Textron, Inc.	7,356	705,661
TransDigm Group, Inc.	2,115	2,604,834
		25,098,180
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	4,580	348,721
Expeditors International of Washington, Inc.	5,441	661,462
FedEx Corp.	8,785	2,545,366
United Parcel Service, Inc. "B"	27,617	4,104,715
		7,660,264
Building Products 0.5%
A.O. Smith Corp.	4,713	421,625
Allegion PLC	3,261	439,289
Builders FirstSource, Inc.*	4,705	981,228
Carrier Global Corp.	31,850	1,851,440
Johnson Controls International PLC	26,036	1,700,672
Masco Corp.	8,409	663,302
Trane Technologies PLC	8,698	2,611,140
		8,668,696
Commercial Services & Supplies 0.6%
Cintas Corp.	3,290	2,260,329

Copart, Inc.*	33,089	1,916,515
Republic Services, Inc.	7,832	1,499,358
Rollins, Inc.	10,844	501,752
Veralto Corp.	8,298	735,700
Waste Management, Inc.	13,975	2,978,771
		9,892,425
Construction & Engineering 0.1%
Quanta Services, Inc.	5,497	1,428,121
Electrical Equipment 0.6%
AMETEK, Inc.	8,838	1,616,470
Eaton Corp. PLC	15,256	4,770,246
Emerson Electric Co.	21,752	2,467,112
Generac Holdings, Inc.*	2,280	287,599
Hubbell, Inc.	2,031	842,967
Rockwell Automation, Inc.	4,382	1,276,608
		11,261,002
Ground Transportation 1.1%
CSX Corp.	75,534	2,800,046
J.B. Hunt Transport Services, Inc.	3,101	617,874
Norfolk Southern Corp.	8,614	2,195,450
Old Dominion Freight Line, Inc.	6,852	1,502,712
Uber Technologies, Inc.*	78,598	6,051,260
Union Pacific Corp.	23,297	5,729,431
		18,896,773
Industrial Conglomerates 0.9%
3M Co.	21,064	2,234,259
General Electric Co.	41,561	7,295,202
Honeywell International, Inc.	25,180	5,168,195
		14,697,656
Machinery 1.8%
Caterpillar, Inc.	19,444	7,124,865
Cummins, Inc.	5,204	1,533,359
Deere & Co.	9,952	4,087,684
Dover Corp.	5,303	939,639
Fortive Corp.	13,414	1,153,872
IDEX Corp.	2,869	700,093
Illinois Tool Works, Inc.	10,404	2,791,705
Ingersoll Rand, Inc.	15,507	1,472,390
Nordson Corp.	2,084	572,141
Otis Worldwide Corp.	15,349	1,523,695
PACCAR, Inc.	19,964	2,473,340
Parker-Hannifin Corp.	4,905	2,726,150
Pentair PLC	6,434	549,721
Snap-on, Inc.	1,995	590,959
Stanley Black & Decker, Inc.	5,991	586,699
Westinghouse Air Brake Technologies Corp.	6,860	999,365
Xylem, Inc.	9,227	1,192,497
		31,018,174
Passenger Airlines 0.2%
American Airlines Group, Inc.*	24,620	377,917
Delta Air Lines, Inc.	24,492	1,172,432
Southwest Airlines Co.	22,591	659,431
United Airlines Holdings, Inc.*	12,327	590,217
		2,799,997

Professional Services 0.7%
Automatic Data Processing, Inc.	15,692	3,918,920
Broadridge Financial Solutions, Inc.	4,535	929,040
Dayforce, Inc.*	5,829	385,938
Equifax, Inc.	4,752	1,271,255
Jacobs Solutions, Inc.	4,794	736,982
Leidos Holdings, Inc.	5,154	675,638
Paychex, Inc.	12,322	1,513,142
Paycom Software, Inc.	1,811	360,407
Robert Half, Inc.	3,968	314,583
Verisk Analytics, Inc.	5,496	1,295,572
		11,401,477
Trading Companies & Distributors 0.3%
Fastenal Co.	21,950	1,693,223
United Rentals, Inc.	2,558	1,844,600
W.W. Grainger, Inc.	1,697	1,726,358
		5,264,181
Information Technology 29.1%
Communications Equipment 0.8%
Arista Networks, Inc.*	9,627	2,791,637
Cisco Systems, Inc.	155,170	7,744,535
F5, Inc.*	2,235	423,734
Juniper Networks, Inc.	12,229	453,207
Motorola Solutions, Inc.	6,328	2,246,313
		13,659,426
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	22,832	2,633,671
CDW Corp.	5,103	1,305,245
Corning, Inc.	29,476	971,529
Jabil, Inc.	4,825	646,309
Keysight Technologies, Inc.*	6,681	1,044,775
TE Connectivity Ltd.	11,840	1,719,642
Teledyne Technologies, Inc.*	1,795	770,629
Trimble, Inc.*	9,691	623,713
Zebra Technologies Corp. "A"*	1,927	580,875
		10,296,388
IT Services 1.2%
Accenture PLC "A"	23,946	8,299,923
Akamai Technologies, Inc.*	5,682	617,974
Cognizant Technology Solutions Corp. "A"	18,844	1,381,077
EPAM Systems, Inc.*	2,183	602,857
Gartner, Inc.*	2,990	1,425,243
International Business Machines Corp.	34,940	6,672,143
VeriSign, Inc.*	3,380	640,544
		19,639,761
Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc.*	61,699	11,136,052
Analog Devices, Inc.	18,947	3,747,527
Applied Materials, Inc.	31,769	6,551,721
Broadcom, Inc.	16,804	22,272,190
Enphase Energy, Inc.*	5,156	623,773
First Solar, Inc.*	4,033	680,770
Intel Corp.	161,466	7,131,953
KLA Corp.	5,166	3,608,813
Lam Research Corp.	5,008	4,865,623

Microchip Technology, Inc.	20,501	1,839,145
Micron Technology, Inc.	42,166	4,970,950
Monolithic Power Systems, Inc.	1,852	1,254,582
NVIDIA Corp.	94,315	85,219,261
NXP Semiconductors NV	9,845	2,439,296
ON Semiconductor Corp.*	16,235	1,194,084
Qorvo, Inc.*	3,634	417,292
QUALCOMM, Inc.	42,611	7,214,042
Skyworks Solutions, Inc.	6,172	668,551
Teradyne, Inc.	5,881	663,553
Texas Instruments, Inc.	34,717	6,048,049
		172,547,227
Software 10.5%
Adobe, Inc.*	17,263	8,710,910
ANSYS, Inc.*	3,359	1,166,110
Autodesk, Inc.*	8,124	2,115,652
Cadence Design Systems, Inc.*	10,388	3,233,577
Fair Isaac Corp.*	945	1,180,881
Fortinet, Inc.*	24,476	1,671,956
Gen Digital, Inc.	21,422	479,853
Intuit, Inc.	10,695	6,951,750
Microsoft Corp.	283,718	119,365,837
Oracle Corp.	60,886	7,647,890
Palo Alto Networks, Inc.*	12,035	3,419,504
PTC, Inc.*	4,637	876,115
Roper Technologies, Inc.	4,077	2,286,545
Salesforce, Inc.	36,961	11,131,914
ServiceNow, Inc.*	7,831	5,970,354
Synopsys, Inc.*	5,824	3,328,416
Tyler Technologies, Inc.*	1,583	672,791
		180,210,055
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	554,246	95,042,104
Hewlett Packard Enterprise Co.	50,289	891,624
HP, Inc.	33,346	1,007,716
NetApp, Inc.	7,850	824,015
Seagate Technology Holdings PLC	7,529	700,573
Super Micro Computer, Inc.*	1,923	1,942,288
Western Digital Corp.*	12,589	859,073
		101,267,393
Materials 2.3%
Chemicals 1.5%
Air Products & Chemicals, Inc.	8,470	2,052,027
Albemarle Corp.	4,413	581,369
Celanese Corp.	3,876	666,129
CF Industries Holdings, Inc.	7,305	607,849
Corteva, Inc.	26,818	1,546,594
Dow, Inc.	26,703	1,546,905
DuPont de Nemours, Inc.	16,430	1,259,688
Eastman Chemical Co.	4,583	459,308
Ecolab, Inc.	9,667	2,232,110
FMC Corp.	4,873	310,410
International Flavors & Fragrances, Inc.	9,719	835,737
Linde PLC	18,503	8,591,313
LyondellBasell Industries NV "A"	9,751	997,332
PPG Industries, Inc.	9,030	1,308,447

Sherwin-Williams Co.	8,996	3,124,581
The Mosaic Co.	12,453	404,225
		26,524,024
Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,353	1,444,601
Vulcan Materials Co.	5,059	1,380,702
		2,825,303
Containers & Packaging 0.2%
Amcor PLC	56,034	532,883
Avery Dennison Corp.	3,054	681,805
Ball Corp.	12,017	809,465
International Paper Co.	13,554	528,877
Packaging Corp. of America	3,368	639,179
Westrock Co.	10,030	495,984
		3,688,193
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	54,630	2,568,702
Newmont Corp.	44,320	1,588,429
Nucor Corp.	9,464	1,872,926
Steel Dynamics, Inc.	5,744	851,433
		6,881,490
Real Estate 2.2%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	27,409	513,919
Ventas, Inc.	15,250	663,985
Welltower, Inc.	21,032	1,965,230
		3,143,134
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	26,580	549,674
Industrial REITs 0.3%
Prologis, Inc.	35,278	4,593,901
Office REITs 0.0%
Alexandria Real Estate Equities, Inc.	5,935	765,081
Boston Properties, Inc.	5,344	349,017
		1,114,098
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	11,361	1,104,744
CoStar Group, Inc.*	15,616	1,508,505
		2,613,249
Residential REITs 0.3%
AvalonBay Communities, Inc.	5,390	1,000,168
Camden Property Trust	3,947	388,385
Equity Residential	13,101	826,804
Essex Property Trust, Inc.	2,428	594,399
Invitation Homes, Inc.	22,384	797,094
Mid-America Apartment Communities, Inc.	4,519	594,610
UDR, Inc.	11,985	448,359
		4,649,819
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	282,872
Kimco Realty Corp.	26,163	513,057
Realty Income Corp.	31,978	1,730,010

Regency Centers Corp.	6,084	368,447
Simon Property Group, Inc.	12,362	1,934,529
		4,828,915
Specialized REITs 1.0%
American Tower Corp.	17,800	3,517,102
Crown Castle, Inc.	16,452	1,741,115
Digital Realty Trust, Inc.	11,654	1,678,642
Equinix, Inc.	3,584	2,957,983
Extra Space Storage, Inc.	8,069	1,186,143
Iron Mountain, Inc.	11,322	908,138
Public Storage	6,091	1,766,755
SBA Communications Corp.	4,093	886,953
VICI Properties, Inc.	39,578	1,179,029
Weyerhaeuser Co.	28,174	1,011,728
		16,833,588
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	9,741	490,946
American Electric Power Co., Inc.	19,881	1,711,754
Constellation Energy Corp.	12,267	2,267,555
Duke Energy Corp.	29,274	2,831,089
Edison International	14,815	1,047,865
Entergy Corp.	8,233	870,063
Evergy, Inc.	8,722	465,580
Eversource Energy	13,223	790,339
Exelon Corp.	38,138	1,432,845
FirstEnergy Corp.	19,282	744,671
NextEra Energy, Inc.	78,286	5,003,258
NRG Energy, Inc.	8,862	599,869
PG&E Corp.	81,302	1,362,621
Pinnacle West Capital Corp.	4,207	314,389
PPL Corp.	28,415	782,265
Southern Co.	41,405	2,970,395
Xcel Energy, Inc.	21,040	1,130,900
		24,816,404
Gas Utilities 0.0%
Atmos Energy Corp.	5,866	697,292
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	26,125	468,421
Multi-Utilities 0.6%
Ameren Corp.	9,858	729,098
CenterPoint Energy, Inc.	23,514	669,914
CMS Energy Corp.	11,494	693,548
Consolidated Edison, Inc.	13,258	1,203,959
Dominion Energy, Inc.	32,064	1,577,228
DTE Energy Co.	8,031	900,596
NiSource, Inc.	15,631	432,353
Public Service Enterprise Group, Inc.	18,769	1,253,394
Sempra	24,135	1,733,617
WEC Energy Group, Inc.	12,232	1,004,492
		10,198,199

Water Utilities 0.1%
American Water Works Co., Inc.	7,473	913,275
Total Common Stocks (Cost $362,787,586)		1,683,145,667

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.253% (a), 4/11/2024 (b) (Cost $1,228,205)	1,230,000	1,228,210

	Shares	Value ($)

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $25,024,247)	25,024,247	25,024,247

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $389,040,038)	99.9	1,709,398,124
Other Assets and Liabilities, Net	0.1	1,260,062
Net Assets	100.0	1,710,658,186
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d)
—	0 (e)	—	—	—	119	—	—	—
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.36% (c)
3,866,583	51,549,530	30,391,866	—	—	121,830	—	25,024,247	25,024,247
3,866,583	51,549,530	30,391,866	—	—	121,949	—	25,024,247	25,024,247

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust

At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/21/2024	103	26,696,901	27,338,775	641,874
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,683,145,667	$—	$—	$1,683,145,667
Government & Agency Obligations	—	1,228,210	—	1,228,210
Short-Term Investments	25,024,247	—	—	25,024,247
Derivatives (b)
Futures Contracts	641,874	—	—	641,874
Total	$1,708,811,788	$1,228,210	$—	$1,710,039,998

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$641,874
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DE500-PH1
R-080548-2 (1/25)